Prepayment and Other Current Assets, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepayment and Other Current Assets, Net [Line Items]
Prepayment and other current assets	¥ 4,405	¥ 12,318
Reversed prepayment and other current assets	255	11,818
Prepaid Expenses and Other Current Assets [Member]
Prepayment and Other Current Assets, Net [Line Items]
Prepayment and other current assets	¥ 3,536	¥ 3,360	¥ 9,035